GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairment loss	$ 7,098	$ 7,098	$ 7,098